Stock Based Compensation (Details) - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 05, 2019	May 23, 2019
Stock Based Compensation (Details) [Line Items]
Aggregate Intrinsic Value (in Dollars)		$ 2.8
DocGo Inc. and Subsidiaries [Member]
Stock Based Compensation (Details) [Line Items]
Reserved shares (in Shares)				229,807	1,587,700
Stock options granted maximum contractual term		10 years
employee options (in Shares)		2.5
Aggregate Intrinsic Value (in Dollars)			$ 0.43
Stock option awards granted (in Dollars)	$ 1,947,767	$ 20,792,804
Recognize weighted-average period	2 years 4 months 24 days	3 years 8 months 12 days
Minimum [Member]
Stock Based Compensation (Details) [Line Items]
Various terms based on continuous services over periods		3 years
Maximum [Member]
Stock Based Compensation (Details) [Line Items]
Various terms based on continuous services over periods		5 years
Class B Common Stock [Member] | DocGo Inc. and Subsidiaries [Member]
Stock Based Compensation (Details) [Line Items]
Reserved shares (in Shares)		2,017
Class A Common Stock [Member] | DocGo Inc. and Subsidiaries [Member]
Stock Based Compensation (Details) [Line Items]
Reserved shares (in Shares)		16,607,894